Income Taxes - Schedule of Deferred Income Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets:
Net operating losses	$ 6,008,096	$ 5,292,725
Less valuation allowance	(6,008,096)	(5,292,725)
Total deferred tax assets